GS Mortgage Securities
T
rust 2015-GC34
Commercial Mortgage Pass-Through Certificates, Series 2015-GC34
August 2025
D
A
TES
ADMINISTR
A
TOR
Payment
Date:
Prior
Payment:
Next
Payment:
Record Date:
Determination Date:
Aug 12, 2025
Jul 1
1, 2025
Sep 12, 2025
Jul 31, 2025
Aug 06, 2025
First Payment Date:
Closing Date:
Rated Final Distribution Date:
Nov 13, 2015
Oct 23, 2015
Oct 13, 2048
Name:
Edward Przybycien
Title:
Account Administrator
Phone:
312.327.7535
T
ABLE OF CONTENTS
Distribution Date Report
Page
1
Email:
edward.przybycien@usbank.com
Website:
https://pivot.usbank.com/
Payment Detail (Exchange Certificates)
Factor Detail
Principal Detail
Interest Detail
Reconciliation of Funds
Additional Loan Detail
Historical Loan Modification Report
Bond/Collateral Realized Loss Reconciliation
Historical Delinquency & Liquidation (Stated)
REO Additional Detail
REO Status Report
Historical Liquidation Loss Loan Detail
Interest Adjustment Reconciliation
Appraisal Reduction Report
Loan Level Detail
Material Breaches and Document Defects
Mortgage Loan Characteristics
Delinquent Loan Detail
Supplemental Information
Page
2
Page
3
Page
4
Page
5
Page
6
Page
7
Page
9
Page
10
Page
11
Page
12
Page
13
Page
14
Page
15
Page
16
Page
17
Page
19
Page
20
Page
24
Page
25
P
ARTIES TO THE TRANSACTION
Sponsor:
Cantor Commercial Real Estate Lending, L.P.
Sponsor:
Citigroup Global Markets Realty Corp.
Sponsor:
Goldman Sachs Mortgage Company
Sponsor:
MC-Five Mile Commercial Mortgage Finance LLC
Sponsor:
Starwood Mortgage Funding I LLC
Depositor:
GS Mortgage Securities Corporation II
Trustee:
U.S. Bank
Certificate Administrator:
U.S. Bank
Custodian:
U.S. Bank
Master Servicer:
Trimont LLC
Special Servicer:
LNR Partners, LLC
Operating Advisor:
Pentalpha Surveillance LLC
* This report contains, or is based on, information furnished to U.S.
Bank Global Corporate Trust ("U.S. Bank") by one or more third parties (e.g. Servicers, Master Servicer, etc.), and U.S. Bank
has not independently verified information received from any such third party.

GS Mortgage Securities
T
rust 2015-GC34
Commercial Mortgage Pass-Through Certificates, Series 2015-GC34
August 2025
DISTRIBUTION D
A
TE REPORT
Effective
Pass-Through
Class
Rate
A-1
1.53900%
A-2
2.07500%
A-3
3.24400%
A-4
3.50600%
A-AB
3.27800%
X-A
1.21788%
X-B
0.31032%
A-S
3.91100%
B
4.46600%
PEZ
N/A
C
4.77632%
D
2.97900%
X-D
1.79732%
E
4.77632%
F
4.77632%
G
4.77632%
S
0.00000%
R
0.00000%
Original
Balance
30,283,000.00
28,822,000.00
185,000,000.00
284,382,000.00
65,382,000.00
634,167,000.00
48,782,000.00
40,298,000.00
48,782,000.00
0.00
42,419,000.00
51,964,000.00
51,964,000.00
23,331,000.00
8,483,000.00
39,238,739.00
0.00
0.00
Beginning
Balance (1)
0.00
0.00
0.00
270,943,616.40
0.00
311,241,616.40
48,782,000.00
40,298,000.00
48,782,000.00
0.00
42,419,000.00
51,964,000.00
51,964,000.00
23,331,000.00
8,483,000.00
18,003,934.89
0.00
0.00
Principal
Distribution
0.00
0.00
0.00
97,358,635.08
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Interest
Distribution (2)
0.00
0.00
0.00
791,606.93
0.00
315,878.98
12,614.90
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Total
Distribution
0.00
0.00
0.00
98,150,242.01
0.00
315,878.98
12,614.90
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Realized
Loss
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Ending
Balance
0.00
0.00
0.00
173,584,981.32
0.00
213,882,981.32
48,782,000.00
40,298,000.00
48,782,000.00
0.00
42,419,000.00
51,964,000.00
51,964,000.00
23,331,000.00
8,483,000.00
18,003,934.89
0.00
0.00
Exchangeable
Percent
Outstanding
100.00000%
100.00000%
100.00000%
Totals:
848,384,739.00
504,224,551.29
97,358,635.08
1,120,100.81
98,478,735.89
0.00
406,865,916.21
(1) The Class PEZ Certificates have an initial maximum certificate principal amount of 131,499,000.00.
(2) Class S is a sole beneficiary of Excess Interest.

GS Mortgage Securities
T
rust 2015-GC34
Commercial Mortgage Pass-Through Certificates, Series 2015-GC34
August 2025
PA
YMENT DE
T
AIL (EXCHANGE CERTIFIC
A
TES)
Pass-Through
Class
Rate
A-S
3.911000%
B
4.466000%
PEZ
N/A
C
4.776317%
Original
Balance
40,298,000.00
48,782,000.00
0.00
42,419,000.00
Beginning
Balance
40,298,000.00
48,782,000.00
0.00
42,419,000.00
Principal
Distribution
0.00
0.00
0.00
0.00
Interest
Distribution
0.00
0.00
0.00
0.00
Total
Distribution
0.00
0.00
0.00
0.00
Realized
Loss
0.00
0.00
0.00
0.00
Ending
Balance
40,298,000.00
48,782,000.00
0.00
42,419,000.00
Percent
Exchanged
0.00000%
0.00000%
0.00000%
Totals:
131,499,000.00
131,499,000.00
0.00
0.00
0.00
0.00
131,499,000.00

GS Mortgage Securities
T
rust 2015-GC34
Commercial Mortgage Pass-Through Certificates, Series 2015-GC34
August 2025
F
ACTOR DE
T
AIL
Class
CUSIP
A-1
36250VAA0
A-2
36250VAB8
A-3
36250VAC6
A-4
36250VAD4
A-AB
36250VAE2
X-A
36250VAF9
X-B
36250VAG7
A-S
36250VAH5
B
36250VAJ1
PEZ
36250VAK8
C
36250VAL6
D
36250VAM4
X-D
36250VAN2
E
36250VAP7
F
36250VAR3
G
36250VAT9
S
36250VAV4
R
36250VAX0
Beginning
Balance
0.00000000
0.00000000
0.00000000
952.74530879
0.00000000
490.78809904
1000.00000000
1000.00000000
1000.00000000
0.00000000
1000.00000000
1000.00000000
1000.00000000
1000.00000000
1000.00000000
458.83061856
0.00000000
0.00000000
Principal
Distribution
0.00000000
0.00000000
0.00000000
342.35160833
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
Interest
Distribution
0.00000000
0.00000000
0.00000000
2.78360421
0.00000000
0.49810063
0.25859737
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
Total
Distribution
0.00000000
0.00000000
0.00000000
345.13521254
0.00000000
0.49810063
0.25859737
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
Realized
Loss
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
Ending
Balance
0.00000000
0.00000000
0.00000000
610.39370046
0.00000000
337.26602192
1000.00000000
1000.00000000
1000.00000000
0.00000000
1000.00000000
1000.00000000
1000.00000000
1000.00000000
1000.00000000
458.83061856
0.00000000
0.00000000

GS Mortgage Securities
T
rust 2015-GC34
Commercial Mortgage Pass-Through Certificates, Series 2015-GC34
August 2025
PRINCI
P
AL DE
T
AIL
Class
A-1
A-2
A-3
A-4
A-AB
A-S
B
PEZ
C
D
E
F
G
Totals:
Beginning
Balance
0.00
0.00
0.00
270,943,616.40
0.00
40,298,000.00
48,782,000.00
0.00
42,419,000.00
51,964,000.00
23,331,000.00
8,483,000.00
18,003,934.89
504,224,551.29
Scheduled
Principal
0.00
0.00
0.00
357,458.74
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
357,458.74
Unscheduled
Principal
0.00
0.00
0.00
97,001,176.34
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
97,001,176.34
Realized
Loss
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Operating
Advisor
Expenses
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Ending
Balance
0.00
0.00
0.00
173,584,981.32
0.00
40,298,000.00
48,782,000.00
0.00
42,419,000.00
51,964,000.00
23,331,000.00
8,483,000.00
18,003,934.89
406,865,916.21
Cumulative
Realized
Loss
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
21,234,804.11
21,234,804.11

GS Mortgage Securities
T
rust 2015-GC34
Commercial Mortgage Pass-Through Certificates, Series 2015-GC34
August 2025
INTEREST DE
T
AIL
Class
A-1
A-2
A-3
A-4
A-AB
X-A
X-B
A-S
B
PEZ
C
D
X-D
E
F
G
S
R
Totals:
Accrued
Certificate
Interest
0.00
0.00
0.00
791,606.93
0.00
315,878.98
12,614.90
131,337.90
181,550.34
0.00
168,838.82
129,000.63
77,829.81
92,863.54
33,764.58
71,660.41
0.00
0.00
2,006,946.85
Net Prepay
Interest
Shortfall
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Interest
Adjustment
0.00
0.00
0.00
0.00
0.00
0.00
0.00
443.07
2,021.83
0.00
3,261.83
4,801.80
4,496.45
5,998.89
2,337.23
22,339.33
0.00
0.00
45,700.43
Current
Interest
Shortfalls
0.00
0.00
0.00
0.00
0.00
0.00
0.00
131,337.90
181,550.34
0.00
168,838.82
129,000.63
77,829.81
92,863.54
33,764.58
71,660.41
0.00
0.00
886,846.04
Yield
Maintenance
Charges
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Total Interest
Distribution
Amount
0.00
0.00
0.00
791,606.93
0.00
315,878.98
12,614.90
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
1,120,100.81
Cumulative
Unpaid Interest
Shortfall
0.00
0.00
0.00
0.00
0.00
0.00
0.00
267,726.95
726,831.09
0.00
991,600.69
2,068,061.38
1,212,011.57
1,606,020.73
623,306.33
5,706,524.60
0.00
0.00
13,202,083.34

GS Mortgage Securities
T
rust 2015-GC34
Commercial Mortgage Pass-Through Certificates, Series 2015-GC34
August 2025
RECONCILI
A
TION OF FUNDS
Interest
Scheduled Interest
Funds Collection
1,257,399.72
Fees
Master Servicing Fee
Funds Distribution
3,417.84
Interest Adjustments
Deferred Interest
Net Prepayment Shortfall
Net Prepayment Interest Excess
Interest Reserve (Deposit)/Withdrawal
Interest Collections
Principal
Scheduled Principal
Unscheduled Principal
Principal Adjustments
Principal Collections
Other
Yield Maintenance
Excess Interest
Excess Liquidatation Proceeds
Other Collections
Total Collections
(41,484.12)
0.00
0.00
0.00
0.00
1,215,915.60
357,458.74
96,911,341.14
0.00
97,268,799.88
0.00
0.00
0.00
0.00
98,484,715.48
Trustee/Certificate Administrator Fees
CREFC Intellectual Property Royalty License Fee
Operating Advisor Fee
Special Servicing Fee
Workout Fee
Liquidation Fee
Special Serv Fee plus Adj.
Miscellaneous Fee
Fee Distributions
Additional Trust Fund Expenses
Reimbursed for Interest on Advances
Net ASER Amount
Non-Recoverable Advances
Other Expenses or Shortfalls
Additional Trust Fund Expenses
Payments to Certificateholders
Interest Distribution
Principal Distribution
Yield Maintenance
Excess Interest
Payments to Certificateholders
Total Distribution
1,780.20
217.10
564.45
41,484.12
0.00
0.00
41,484.12
0.00
47,463.71
0.00
0.00
0.00
796,712.16
796,712.16
1,120,100.81
97,358,635.08
0.00
0.00
98,478,735.89
98,484,715.48

GS Mortgage Securities
T
rust 2015-GC34
Commercial Mortgage Pass-Through Certificates, Series 2015-GC34
August 2025
ADDITIONAL LOAN DE
T
AIL
Mortgage Loan Stated Principal Balance
Beginning Principal Balance
Ending Principal Balance
% of Cut-Off Date Principal Balance
Ending Loan Count
Weighted Average Remaining Term to Maturity
Weighted Average Mortgage Rate
Controlling Class:
Controlling Class Representative:
Control Terminiation Event:
504,224,551.27
406,955,751.39
47.97%
20
1
4.7925222%
E
N/A
YES
P&I Advances:
P & I Advances
Miscellaneous Advances
Outstanding P & I Advances
Disclosable Special Servicer Fees
Commission
Brokerage Fee
Rebate
Shared Fee
Other
Excess Liquidation Proceeds Account
Beg Balance
0.00
Total
Not Provided
Not Provided
293,548.73
0.00
0.00
0.00
0.00
0.00
(Withdraw)/Dep
0.00
End Balance
0.00
Specially Serviced Loans that are not Delinquent
Count
Balance
0
0.00
Aggregate Realized Loss in Related Collection Period
0.00
Agg Add’l Trust Expenses in Related Collection Period
0.00

GS Mortgage Securities
T
rust 2015-GC34
Commercial Mortgage Pass-Through Certificates, Series 2015-GC34
August 2025
ADDITIONAL LOAN DE
T
AIL
Mortgage Loans As to Which Related Mortgator
Is Subject Or Is Expected To Bankruptcy Proceedings
Mortgage Loan Repurchased, Substituted For Or Otherwise
Liquidated Or Disposed During Related Collection Period
Stated Principal
Count
Balance
0
0.00
Amount Of Any
Loan ID
Liq Proceeds
0.00
Portion Included
in Avail Funds
0.00
Totals:
0
0.00
Totals:
0.00
0.00

GS Mortgage Securities
T
rust 2015-GC34
Commercial Mortgage Pass-Through Certificates, Series 2015-GC34
August 2025
HISTORICAL LOAN MODIFIC
A
TION REPORT
Loan ID
2
12
Ending
Scheduled
Balance
79,858,200.63
15,232,027.97
Ending
Unpaid
Balance
80,823,622.57
15,232,027.97
Comments
Please see Loan Modification Report on Trustee website.
Servicer provided no comment

GS Mortgage Securities
T
rust 2015-GC34
Commercial Mortgage Pass-Through Certificates, Series 2015-GC34
August 2025
BOND/COLL
A
TERAL REALIZED LOSS RECONCILI
A
TION
Loan ID
3
3
3
3
3
3
3
3
3
3
3
17
17
23
23
47
47
47
47
47
47
Loan Count:
Period
Nov 2021
Jan 2022
Feb 2022
Mar 2022
Apr 2022
Jun 2022
Jul 2022
Aug 2022
Sep 2022
Oct 2022
Nov 2022
Nov 2020
Apr 2021
Oct 2022
Jun 2023
Apr 2023
Jun 2023
Jul 2023
Sep 2023
Oct 2023
Mar 2024
4
Beginning
Balance of the
Loan at
Liquidation
12,417,971.55
10,719,451.89
3,260,105.76
Totals:
Aggregate
Realized Loss
on Loans
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
2,140,818.61
2,137,677.80
0.00
1,020.00
1,605,578.93
1,591,985.59
1,592,682.41
1,588,134.54
1,588,254.54
1,586,816.78
3,725,514.58
Prior Realized
Loss Applied to
Certificates
A
0.00
850,000.00
599,286.40
463,927.45
180,359.17
38,575.03
(244,993.25)
(386,777.39)
(528,561.53)
(670,345.67)
(812,129.81)
0.00
2,140,818.61
0.00
0.00
0.00
1,605,578.93
1,591,985.59
1,592,682.41
1,588,134.54
1,588,254.54
Amounts
Covered by
Overcollateraliz
ation and other
Credit Support
B
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Interest
(Shortages) /
Excesses
applied to
Realized Loss
C
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Modification
Adjustments /
Appraisal
Reduction
Adjustment
D
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Additional
(Recoveries) /
Expenses
applied to
Realized Loss
E
850,000.00
(250,713.60)
(135,358.95)
(283,568.28)
(141,784.14)
(283,568.28)
(141,784.14)
(141,784.14)
(141,784.14)
(141,784.14)
(75,587.75)
0.00
(3,140.81)
0.00
1,020.00
0.00
(13,593.34)
696.82
(4,547.87)
120.00
(1,437.76)
(908,600.52)
Current
Realized Loss
Applied to
Certificates*
850,000.00
599,286.40
463,927.45
180,359.17
38,575.03
(244,993.25)
(386,777.39)
(528,561.53)
(670,345.67)
(812,129.81)
(887,717.56)
2,140,818.61
2,137,677.80
0.00
1,020.00
1,605,578.93
1,591,985.59
1,592,682.41
1,588,134.54
1,588,254.54
1,586,816.78
2,837,797.02
Recoveries of
Realized
Losses paid
as Cash
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
(Recoveries) /
Loss to
Certificate
Interest
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Description of Fields
A
B
C
D
E
*In the Initial Period the Current Realized Loss Applied to Certificates will equal Aggregate Realized Loss on Loans
- B - C - D + E instead of A - C - D + E
Prior Realized Loss Applied to Certificates
Reduction to Realized Loss applied to bonds (could represent OC, insurance policies, reserve accounts, etc)
Amounts classified by the Master as interest adjustments from general collections on a loan with a Realized Loss
Adjustments that are based on principal haircut or future interest foregone due to modification
Realized Loss Adjustments, Supplemental Recoveries or Expenses on a previously liquidated loan

GS Mortgage Securities
T
rust 2015-GC34
Commercial Mortgage Pass-Through Certificates, Series 2015-GC34
August 2025
HISTORICAL DELINQUENCY & LIQUID
A
TION SUMMARY (S
TA
TED BALANCE)
30 Days Delinq
(1)
60 Days Delinq
(1)
90+ Days Delinq
(1)
Bankruptcy
Foreclosure
REO
Prepayments/Liquidation
Month
Count
Balance
%
(2)
Count
Balance
%
(2)
Count
Balance
%
(2)
Count
Balance
%
(2)
Count
Balance
%
(2)
Count
Balance
%
(2)
Count
Balance
%
(2)
Aug 2025
0
Jul 2025
0
Jun 2025
0
0.00
0.0
%
0
0.00
0.0
%
1
0.00
0.0
%
0
0.00
0.0
%
3
6,913,398.61
1.4
%
2
0.00
0.0
%
3
178,886,291.74
171,983,883.49
178,909,1
19.57
44.0
%
0
34.1
%
0
30.8
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
1
0.00
0.0
%
1
0.00
0.0
%
1
20,716,554.66
20,716,554.66
20,716,554.66
5.1
%
6
4.1
%
9
3.6
%
1
1
96,974,493.63
23.8%
75,654,583.93
15.0%
107,064,966.25
18.5%
May 2025
0
Apr 2025
0
Mar 2025
0
Feb 2025
0
Jan 2025
0
Dec 2024
1
Nov 2024
0
Oct 2024
0
Sep 2024
1
Aug 2024
1
Jul 2024
0
0.00
0.0
%
0
0.00
0.0
%
1
0.00
0.0
%
1
0.00
0.0
%
0
0.00
0.0
%
1
6,993,532.61
1.0
%
0
0.00
0.0
%
1
0.00
0.0
%
1
7,027,084.53
1.0
%
0
7,037,577.66
1.0
%
0
0.00
0.0
%
1
0.00
0.0
%
3
6,947,885.1
1
1.0
%
2
6,958,694.10
1.0
%
2
0.00
0.0
%
2
6,982,863.12
1.0
%
2
0.00
0.0
%
2
7,005,060.76
1.0
%
2
7,015,641.72
1.0
%
2
0.00
0.0
%
2
0.00
0.0
%
2
7,048,028.94
1.0
%
2
178,920,018.89
171,983,883.49
172,133,103.79
172,316,248.44
172,464,187.22
172,61
1,555.58
172,769,912.05
172,916,101.61
173,073,321.56
173,218,341.24
173,362,801.76
26.0
%
0
24.4
%
0
24.3
%
0
24.3
%
0
24.3
%
0
24.2
%
0
24.2
%
0
24.2
%
0
24.2
%
0
24.2
%
0
24.2
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
1
0.00
0.0
%
1
0.00
0.0
%
1
0.00
0.0
%
1
0.00
0.0
%
1
0.00
0.0
%
1
0.00
0.0
%
1
0.00
0.0
%
1
0.00
0.0
%
1
0.00
0.0
%
1
0.00
0.0
%
1
20,716,554.66
3.0
%
4
20,755,556.50
2.9
%
1
20,791,599.43
2.9
%
0
20,835,912.43
2.9
%
0
20,871,619.78
2.9
%
0
20,907,178.02
2.9
%
0
20,945,409.38
2.9
%
0
20,980,659.46
2.9
%
0
21,018,593.81
2.9
%
0
21,053,538.27
2.9
%
0
21,088,336.80
2.9
%
0
17,339,740.59
2.5%
2,276,642.98
0.3%
0.00
0.0%
0.00
0.0%
0.00
0.0%
0.00
0.0%
0.00
0.0%
0.00
0.0%
0.00
0.0%
0.00
0.0%
0.00
0.0%
Jun 2024
0
0.00
0.0
%
2
100,719,500.79
14.0
%
1
79,858,200.63
1
1.1
%
0
0.00
0.0
%
0
0.00
0.0
%
1
21,125,835.93
2.9
%
0
0.00
0.0%
(1) Exclusive of loans in Bankruptcy, Foreclosure and REO
(2) Percentage in relation to Ending Scheduled Balance

GS Mortgage Securities
T
rust 2015-GC34
Commercial Mortgage Pass-Through Certificates, Series 2015-GC34
August 2025
REO ADDITIONAL DE
T
AIL
Mortgage Property That Became REO Property During Related Prepayment Period
Stated Principal
Loan ID
Balance
Unpaid Principal
Balance
Most Recent
Appraisal Value
Date Appraisal
Performed
Totals:

GS Mortgage Securities
T
rust 2015-GC34
Commercial Mortgage Pass-Through Certificates, Series 2015-GC34
August 2025
REO S
TA
TUS REPORT
Ending
Loan ID
State
City
Property Type
Book Value
Scheduled Loan
REO Date
Appraisal
Total Exposure
Appraisal Value
Date
Date Asset
Expected to
be Resolved
or Foreclosed
REO Revenue
and Other
Amounts
Type *
10
NY
47
GA
Count:
2
V
arious
Lithonia
Totals:
V
arious
Retail
23,300,000.00
4,000,000.00
27,300,000.00
20,716,554.66
0.00
20,716,554.66
09/29/2022
05/03/2022
23,842,
1
17.1
1
0.00
23,842,
1
17.1
1
10,600,000.00
12/27/2024
06/30/2026
0.00
10,600,000.00
0.00
0.00
3
0.00
(*) Legend: (1) Partial Liq’n (Curtailment), (2) Payoff Prior T
o Maturity, (3) Disposition / Liquidation, (4) Repurchase/ Substitution, (5) Full Payoff At Maturity, (6) DPO, (7) Liquidated, (8) Payoff w/ penalty,
(9) Payoff w/ yield Maintenance, (10) Curtailment w/ Penalty, (11) Curtailment w/ Yield Maintenance

GS Mortgage Securities
T
rust 2015-GC34
Commercial Mortgage Pass-Through Certificates, Series 2015-GC34
August 2025
HISTORICAL LIQUID
A
TION LOSS LOAN DE
T
AIL
Loan ID
17
23
47
Liquidation
Month
Nov 2020
Oct 2022
Apr 2023
Liquidation /
Prepayment
Code *
3
3
3
Current Beginning
Scheduled Balance
12,417,971.55
10,719,451.89
3,260,105.76
Most Recent Value **
25,300,000.00
8,690,000.00
2,350,000.00
Net Proceeds Received
on Liquidation
10,803,710.20
13,502,986.35
2,393,310.51
Liquidation Expense
523,416.45
2,784,554.46
720,021.53
Net Proceeds Available
for Distribution
10,280,293.75
10,718,431.89
1,673,288.98
Realized Loss to Trust
2,137,677.80
1,020.00
1,586,816.78
Count:
3
Totals:
26,397,529.20
36,340,000.00
26,700,007.06
4,027,992.44
22,672,014.62
3,725,514.58
* Liquidation / Prepayment Code: 1 - Partial Liq’n (Curtailment); 2 -
Payoff Prior
T
o Maturity; 3 - Disposition / Liquidation; 4 - Repurchase/ Substitution; 5 -
Full Payoff At Maturity; 6 - DPO; 7 - Liquidated; 8 -
Payoff w/ penalty; 9 - Payoff w/ yield Maintenance; 10 - Curtailment w/ Penalty;
11 - Curtailment w/ Yield Maintenance
** Reported as of liquidation period. If not provided by the servicer,
Most Recent V
alue is as of cutoff
.

GS Mortgage Securities
T
rust 2015-GC34
Commercial Mortgage Pass-Through Certificates, Series 2015-GC34
August 2025
INTEREST ADJUSTMENT RECONCILI
A
TION
Current Ending
Scheduled
Loan ID
Balance
Special
Servicing Fee
Amount plus
Adjustments
Liquidation
Fee Amount
Workout Fee
Amount
Most Recent
Net ASER
Amount
Prepayment
Interest
(Excess)/
Shortfall *
Non-
Recoverable
(Scheduled
Interest Not
Advanced)**
Reimbursed
Interest on
Advances
Modified
Interest Rate
Reduction/
(Excess)
Reimbursement of
Advances to Servicer
Current Month
Outstanding
Other
Shortfalls/
(Refunds)
1
2
10
Count:
Totals:
92,125,682.86
79,858,200.63
20,716,554.66
3
192,700,438.15
19,832.61
17,191.70
4,459.81
41,484.12
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
356,050.92
0.00
312,421.26
0.00
86,755.86
0.00
755,228.04
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Total Interest Shortfall hitting the Trust:
796,712.16
*
T
otal shortfall may not match impact to bonds due to, but not limited to, the net effect of PPIE and Master Servicing fees received as per the governing documents.
**In some cases, the Servicer does not withhold their Servicing Fees on Non-Recoverable loans.

GS Mortgage Securities
T
rust 2015-GC34
Commercial Mortgage Pass-Through Certificates, Series 2015-GC34
August 2025
APPRAISAL REDUCTION REPORT
Loan ID
Property Name
1
2
10
Paid Through
Date
05/06/2024
07/06/2023
02/06/2022
ARA (Appraisal
Reduction Amount)
23,376,150.28
66,657,120.05
16,101,642.32
ARA Date
08/06/2024
08/06/2025
03/06/2025
Most Recent Value
390,000,000.00
41,000,000.00
10,600,000.00
Most Recent
Valuation Date
06/24/2015
01/01/2025
12/27/2024
Most Recent Net
ASER Amount
0.00
0.00
0.00
Cumulative ASER
Amount
798,853.97
151,712.93
3,125,562.45
Count:
3
Totals:
106,134,912.65
441,600,000.00
0.00
$4,076,129.35

GS Mortgage Securities
T
rust 2015-GC34
Commercial Mortgage Pass-Through Certificates, Series 2015-GC34
August 2025
LOAN LEVEL DE
T
AIL
Property
Transfer
Maturity
Neg
End Schedule
Note
Sched
Prepay
Prepay
Paid
Prepay
Loan
Interest
Yield Maint
PFY
Operating
Loan ID
Type
Date
Stat
Date
Am
Balance
Rate
P&I
Adj
Date
Thru
Premium
Status **
Payment
Charges
DSCR
Stmnt
1
Office
04/25/24
IL
08/06/25
N
92,125,682.86
4.495
0.00
0.00
05/06/24
0.00
5
0.00
0.00
1.73
12/31/24
2
Mixed Use
3
Lodging
4
Mixed Use
5
Office
6
Retail
7
Retail
8
Multifamily
9
Retail
10
Various
1
1
Industrial
12
Lodging
13
Multifamily
14
Retail
15
Office
16
Retail
17
Lodging
18
Retail
19
Multifamily
20
Retail
21
Mobile
Home
22
Mobile
Home
23
Retail
24
Retail
25
Office
26
Lodging
27
Multifamily
28
Multifamily
29
Multifamily
30
Multifamily
31
Office
32
Mobile Home
33
Retail
34
Office
35
Multifamily
36
Multifamily
37
Office
38
Retail
39
Office
40
Retail
41
Multifamily
10/17/23
NY
06/17/20
XX
TX
NY
TX
XX
P
A
OH
12/23/19
NY
P
A
FL
TX
FL
OH
MD
TX
MO
MI
FL
P
A
P
A
OH
MI
OH
GA
FL
AZ
GA
MI
NY
P
A
NM
CA
TX
OH
AZ
AZ
TX
TX
GA
10/06/25
N
09/06/25
N
10/06/25
N
10/06/25
N
09/06/25
N
08/06/25
N
09/06/25
09/06/25
09/06/25
N
10/06/25
10/06/25
N
08/06/25
09/06/25
N
09/06/25
N
09/06/25
10/06/20
10/06/25
09/06/25
09/06/25
09/06/25
09/06/25
12/28/27
09/06/25
N
09/06/25
N
09/06/25
10/06/25
N
10/06/25
09/06/25
09/06/25
10/06/25
N
09/06/25
09/06/25
09/06/25
N
09/06/25
09/06/25
09/06/25
09/06/25
N
08/06/25
N
08/06/25
09/06/25
79,858,200.63
4.550
0.00
4.954
49,860,207.33
4.744
30,000,000.00
4.300
29,750,000.00
4.500
24,028,519.57
4.500
20,716,554.66
4.870
15,232,027.97
4.900
0.00
5.004
13,102,516.65
4.499
9,531,887.64
4.460
9,690,951.28
4.499
9,147,136.87
4.738
6,902,408.25
4.650
0.00
4.708
4,728,368.35
4.421
0.00
4.600
0.00
287,692.92
282,015.59
11
1,083.33
1
15,281.25
139,078.78
0.00
98,184.44
85,930.58
75,689.91
56,230.72
55,982.16
55,214.78
38,672.76
33,742.72
29,365.40
29,733.37
0.00
67,446,250.99
08/06/25
0.00
0.00
0.00
0.00
06/06/25
06/06/25
0.00
07/03/25
0.00
1
1/22/19
13,535,596.81
08/06/25
0.00
06/06/25
10/20/20
07/14/23
07/07/25
06/06/25
07/07/25
07/07/25
09/29/22
0.00
0.00
06/06/25
0.00
07/03/25
06/06/25
06/06/25
0.00
07/07/25
06/06/25
5,727,458.69
08/06/25
05/06/25
06/06/25
06/06/25
0.00
4,705,944.12
08/06/25
07/03/25
07/03/25
07/06/23
08/06/25
08/06/25
08/06/25
08/06/25
07/06/25
02/06/22
08/06/25
08/06/25
08/06/25
08/06/25
08/06/25
08/06/25
04/06/25
08/06/25
08/06/25
08/06/25
0.00
6
0.00
0.00
0
287,692.92
0.00
0
204,003.18
0.00
0
11
1,083.33
0.00
0
1
15,281.25
0.00
5
93,287.95
0.00
6
0.00
0.00
0
64,413.19
0.00
0
58,443.33
0.00
0
50,857.17
0.00
0
36,682.82
0.00
0
37,615.25
0.00
0
37,388.59
0.00
3
27,682.40
0.00
0
23,262.24
0.00
0
18,041.83
0.00
0
18,684.53
0.00
0.06
0.00
3.47
0.00
1.03
0.00
4.76
0.00
2.25
0.00
1.27
0.00
0.35
0.00
3.35
0.00
1.40
0.00
2.17
0.00
1.78
0.00
1.53
0.00
2.76
0.00
0.15
0.00
2.55
0.00
2.45
0.00
2.10
12/31/24
12/31/24
12/31/24
12/31/24
12/31/24
12/31/24
12/31/23
12/31/24
12/31/24
12/31/24
12/31/24
12/31/24
12/31/24
12/31/22
12/31/24
12/31/24
12/31/24

GS Mortgage Securities
T
rust 2015-GC34
Commercial Mortgage Pass-Through Certificates, Series 2015-GC34
August 2025
LOAN LEVEL DE
T
AIL
Property
Transfer
Maturity
Neg
End Schedule
Note
Sched
Prepay
Prepay
Paid
Prepay
Loan
Interest
Yield Maint
PFY
Operating
Loan ID
Type
Date
Stat
Date
Am
Balance
Rate
P&I
Adj
Date
Thru
Premium
Status **
Payment
Charges
DSCR
Stmnt
42
Retail
43
Retail
44
Self Storage
45
Multifamily
46
Retail
47
Retail
48
Office
49
Self
Storage
50
Self
Storage
51
Office
52
Retail
53
Retail
54
Self Storage
55
Mixed Use
56
Mobile Home
57
Mobile Home
CA
09/06/25
TX
10/06/25
AZ
10/06/20
MI
09/06/25
N
MI
09/06/25
N
GA
09/06/25
CA
09/06/25
P
A
10/06/25
AZ
08/06/25
N
TX
10/06/25
N
MO
09/06/25
N
TX
07/06/25
AZ
09/06/25
N
IL
10/06/25
N
IN
09/06/25
N
IN
09/06/25
2,791,047.55
4.647
444,435.10
4.647
0.00
4.495
3,063,186.10
5.071
0.00
4.850
1,926,096.41
4.650
2,0
1
1,312.85
4.810
2,045,2
1
1.32
4.800
21,259.40
3,385.25
18,736.37
20,023.26
17,420.49
14,673.90
12,869.
1
1
12,591.97
05/06/25
04/25/25
06/05/20
0.00
0.00
03/17/23
05/06/25
07/03/25
3,238,589.39
07/22/25
0.00
2,257,501.14
08/04/25
04/04/25
0.00
0.00
0.00
06/06/25
08/06/25
08/06/25
08/06/25
08/06/25
08/06/25
08/06/25
08/06/25
08/06/25
0.00
0
1
1,208.83
0.00
0
1,784.85
0.00
0
12,559.50
0.00
0
13,404.90
0.00
0
9,461.44
0.00
0
7,740.17
0.00
0
8,349.47
0.00
0
8,470.58
0.00
2.20
0.00
1.76
0.00
2.90
0.00
1.91
0.00
1.29
0.00
0.00
0.00
0.00
0.00
2.35
12/31/24
12/31/24
12/31/24
12/31/23
12/31/24
12/31/24
Count:
57
Totals:
406,955,751.39
1,614,858.46
96,9
1
1,341.14
0.00
1,257,399.72
0.00
* If State field is blank or ’XX’, loan has properties in multiple states.
** Loan Status: A = Payment not received but still in grace period; B = Late Payment but less than 30 days delinquent; 0 = Current; 1 = 30-59 Days Delinquent; 2 = 60-89 Days Delinquent;
3 = 90-120 Days Delinquent; 4 = Performing Matured Balloon; 5 = Non-Performing Matured Balloon; 6 = 121+ Days Delinquent; R = Repurchased.

GS Mortgage Securities
T
rust 2015-GC34
Commercial Mortgage Pass-Through Certificates, Series 2015-GC34
August 2025
M
A
TERIAL BREACHES AND DOCUMENT DEFECTS
Ending Principal
Loan ID
Balance
Material Breach Date
Date Received Notice
Description
Count:
Totals:

5M to 9.9M
20M to 24.9M
45M to 49.9M
15M to 19.9M
30M to 34.9M
90M to 94.9M
10M to 14.9M
0M to 4.9M
75M to 79.9M
25M to 29.9M
4
.
250%
-
4
.
490%
4
.
500%
-
4
.
740%
4
.
750%
-
4
.
990%
5
.
000%
-
5
.
240%
GS Mortgage Securities
T
rust 2015-GC34
Commercial Mortgage Pass-Through Certificates, Series 2015-GC34
August 2025
MORTGAGE LOAN CHARACTERISTICS
Remaining Principal Balance
24
Count
0M to 4.9M
7
5M to 9.9M
4
10M to 14.9M
1
15M to 19.9M
1
20M to 24.9M
2
25M to 29.9M
1
30M to 34.9M
1
45M to 49.9M
1
75M to 79.9M
1
90M to 94.9M
1
Balance ($)
%
20
$17,009,657.68
4.18%
$35,272,384.04
8.67%
16
$13,102,516.65
3.22%
$15,232,027.97
3.74%
12
$44,745,074.23
1
1.00%
$29,750,000.00
7.31%
8
$30,000,000.00
7.37%
$49,860,207.33
12.25%
4
$79,858,200.63
19.62%
$92,125,682.86
22.64%
0
Total
20
$406,955,751.39
100.00%
Gross Rate
60
4.250%
-
4.490%
4.500%
-
4.740%
4.750% - 4.990%
5.000% - 5.240%
Count
Balance ($)
%
6
$159,179,406.78
39.1
1%
9
$204,708,051.71
50.30%
4
$40,005,106.80
9.83%
1
$3,063,186.10
0.75%
50
40
Total
20
$406,955,751.39
100.00%
30
20
Total Weighted Average Rate: 4.57%
10
0

NEW YORK
ILLINOIS
TEXAS
FLORIDA
VARIOUS
OHIO
MICHIGAN
ARIZONA
INDIANA
5.1
Va
0.5
ultifamily
GS Mortgage Securities
T
rust 2015-GC34
Commercial Mortgage Pass-Through Certificates, Series 2015-GC34
August 2025
MORTGAGE LOAN CHARACTERISTICS
Geographic Distribution by State
NEW YORK
ILLINOIS
TEXAS
FLORIDA
VARIOUS
OHIO
MICHIGAN
ARIZONA
Count
Balance ($)
%
4
$137,477,163.54
33.78%
2
$94,136,995.71
23.13%
3
$82,673,393.43
20.32%
2
$24,379,164.84
5.99%
1
$24,028,519.57
5.90%
2
$22,793,467.93
5.60%
3
$12,767,370.29
3.14%
2
$6,654,464.76
1.64%
35
30
25
INDIANA
Total
1
$2,045,21
1.32
0.50%
20
$406,955,751.39
100.00%
20
15
10
5
0
Property
T
ype
Lodging
Mixed Use
Mobile Home Park
Multifamily
Office
Count
1
3
1
2
6
Balance ($)
%
$15,232,027.97
3.74%
$131,729,720.81
32.37%
$2,045,21
1.32
0.50%
$1
1,938,184.42
2.93%
$154,884,745.14
38.06%
Self Storag
e
rious
0.5
Retail
16.8
Lodging
3.7
Mixed Use
32.4
Lodging
3.7%
Mixed Use
32.4%
Mobile Home Park
0.5%
Multifamily
2.9%
Office
38.1%
Retail
16.8%
Self Storage
0.5%
Various
5.1%
Retail
Self Storage
Various
5
$68,483,210.66
16.83%
1
$1,926,096.41
0.47%
1
$20,716,554.66
5.09%
Total:
100.0%
M
Mobile Home Park
Office
2.9
38.1
Total
20
$406,955,751.39
100.00%

GS Mortgage Securities
T
rust 2015-GC34
Commercial Mortgage Pass-Through Certificates, Series 2015-GC34
August 2025
MORTGAGE LOAN CHARACTERISTICS
Seasoning
Months
117 - 119
120 - 122
Count
18
2
80
70
Balance ($)
%
60
$290,801,548.96
71.46%
$1
16,154,202.43
28.54%
50
Total
20
$406,955,751.39
100.00%
40
Total Weighted Average Seasoning: 119
30
20
10
0
117 - 119
120 - 122
Remaining
T
erm to Maturity
100
Months
Count
Balance ($)
%
80
0 - 2
Total
20
$406,955,751.39
100.00%
20
$406,955,751.39
100.00%
60
Total Weighted Average Remaining Months: 1
40
20
0
0 - 2

Not Avail.
0.000 - 0.490
-0.50 - -0.01
0.500 - 0.990
1.000 - 1.490
1.500 - 1.990
2.000 - 2.490
2.500 - 2.990
3.500 - 3.990
GS Mortgage Securities
T
rust 2015-GC34
Commercial Mortgage Pass-Through Certificates, Series 2015-GC34
August 2025
MORTGAGE LOAN CHARACTERISTICS
DSCR
45
40
Count
Balance ($)
%
35
-0.50 - -0.01
0.000 - 0.490
0.500 - 0.990
1.000 - 1.490
1.500 - 1.990
2.000 - 2.490
2.500 - 2.990
3.500 - 3.990
Not Avail.
1
$79,858,200.63
19.62%
30
1
$20,716,554.66
5.09%
25
1
$6,902,408.25
1.70%
20
4
$164,779,358.12
40.49%
15
5
$39,859,075.96
9.79%
10
2
$34,728,368.35
8.53%
5
3
$40,942,348.19
10.06%
0
1
$15,232,027.97
3.74%
2
$3,937,409.26
0.97%
Total
20
$406,955,751.39
100.00%
Total Weighted Average DSCR: 1.28
Amortization
T
ype
Amortizing Balloon
IO Maturity Balloon
IO/Amortizing/Balloon
Count
Balance ($)
%
7
$30,196,474.33
7.42%
2
$59,750,000.00
14.68%
1
1
$317,009,277.06
77.90%
Amortizing Balloon
7.42%
IO Maturity Balloon
14.68%
Amortizing Balloon
7.42%
IO Maturity Balloon
14.68%
Total
20
$406,955,751.39
100.00%
IO/Amortizing/Balloon
77.90%
Total:
100.00%
IO/Amortizing/Balloon
77.90%

GS Mortgage Securities
T
rust 2015-GC34
Commercial Mortgage Pass-Through Certificates, Series 2015-GC34
August 2025
DELINQUENT LOAN DE
T
AIL
Loan ID
1
2
7
10
12
31
Paid Thru
Date
05/06/2024
07/06/2023
07/06/2025
02/06/2022
08/06/2025
04/06/2025
Current
P&I
Advances**
0.00
0.00
138,975.13
0.00
98,
1
18.71
38,642.99
Outstanding
P&I
Advances***
0.00
0.00
138,975.13
0.00
0.00
154,573.60
Outstanding
Loan
Servicing
Status
Advances
Code*
0.00
5
27,718.00
6
0.00
5
0.00
6
0.00
0.00
3
Special
Servicer
Transfer Date
04/25/2024
10/17/2023
12/23/2019
Foreclosure
Date
Bankruptcy
Date
Reo
Date
09/29/2022
Count:
6
T
otals:
275,736.83
293,548.73
27,718.00
* Loan Status: A = Payment not received but still in grace period; B = Late Payment but less than 30 days delinquent; 0 = Current; 1 = 30-59 Days Delinquent; 2 = 60-89 Days Delinquent;
3 = 90-120 Days Delinquent; 4 = Performing Matured Balloon; 5 = Non-Performing Matured Balloon; 6 = 121+ Days Delinquent.
** Current advances are not provided but are derived from information received from the Servicer
***Outstanding P&I Advances include the current period
P
&I Advances and may include Servicer Advance
s
.

GS Mortgage Securities
T
rust 2015-GC34
Commercial Mortgage Pass-Through Certificates, Series 2015-GC34
August 2025
SUPPLEMEN
T
AL INFORM
A
TION
Notice Date
May 01, 2018
Notes
Each Certificateholder and Beneficial Owner may access notices on the Certificate Administrator’s Website and each Certificateholder and
Beneficial Owner may register to receive email notifications when such notices are posted on the Certificate Administrator’s Website
;
provided that the Certificate Administrator shall be entitled to reimbursement from the requesting Certificateholders for the reasonable expenses of posting such notices.